Matrix Advisors Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 4, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Matrix Advisors Funds Trust (the “Trust”)
    Matrix Advisors Dividend Fund (the “Fund”)
    File Nos.: 811-23175; 333-212637

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 31, 2021 and filed electronically as Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A on October 28, 2021.
If you have any questions or require further information, please contact Joseph Destache at (414) 765-5384 or joseph.destache@usbank.com.

Very truly yours,

/s/ Joseph Destache
Joseph Destache
Assistant Vice President
U.S. Bank Global Fund Services,
as Administrator to the Company